Nature of Business	12 Months Ended
Dec. 31, 2022
Nature of Business
Nature of Business

Note 1. Nature of Business

Scully Royalty Ltd. (“Scully” or the “Company”) is incorporated under the laws of the Cayman Islands. Scully and the entities it controls are collectively known as the “Group” in these consolidated financial statements. The Group’s core asset is a 7% net revenue royalty interest in the Scully iron ore mine in Newfoundland & Labrador, Canada. Scully is listed on the New York Stock Exchange under the symbol SRL. The Company’s primary business office is Room 2103 Shanghai Mart Tower, 2299 Yan An Road West, Changning District, Shanghai China 200336.